Note 1 - Description of Business (Q1) (Details) - Subsidiary	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Subsidiaries	2	2
Merger Sub [Member]
Business Acquisition, Percentage of Voting Interests Acquired	43.00%	39.00%
Merger Sub [Member] | Cytocom [Member]
Business Acquisition, Percentage of Voting Interests Acquired	57.00%	61.00%
BioLab 612 [Member]
Number of Wholly Owned Subsidiaries	1	1
GPI [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%